Redeemable Noncontrolling Interest (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares vote		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	Apr. 01, 2021	Apr. 02, 2018	Dec. 31, 2015 USD ($)	Apr. 01, 2015 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Number of stockholder votes to approve actions | vote	1
Fair value at date of acquisition									$ 411.5
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 214.5	[1]	$ 503.7	[1]	$ 483.7			$ 464.9
Net income attributable to NCI	5.7		5.9		26.2
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(3.3)		2.3		(3.2)
Stock Issued During Period, Value, Stock Options Exercised Attributable to Redeemable Noncontrolling Interest	9.4		3.4		0.0
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	(298.2)		0.0		0.0
Adjustment to carrying amount of redeemable noncontrolling interest	$ (2.8)		$ 8.4		$ (4.2)
ARX Holding Corp.
Redeemable Noncontrolling Interest [Line Items]
Number of Shares Put Pursuant to Stockholders' Agreement | shares	204,527
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares	5,483
Payments to Acquire Interest in Subsidiaries and Affiliates	$ 295.9
Equity interest percentage	86.80%		69.00%		69.20%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares	16,067
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 23.1
ARX Holding Corp. | Forecast
Redeemable Noncontrolling Interest [Line Items]
Equity interest percentage						100.00%
Lower Limit
Redeemable Noncontrolling Interest [Line Items]
Multiple for determining purchase price of shares	1.0
Lower Limit | ARX Holding Corp.
Redeemable Noncontrolling Interest [Line Items]
Equity interest percentage							80.00%
Upper Limit
Redeemable Noncontrolling Interest [Line Items]
Multiple for determining purchase price of shares	2.0
Upper Limit | ARX Holding Corp.
Redeemable Noncontrolling Interest [Line Items]
Equity interest percentage			80.00%

[1]	See Note 15 – Redeemable Noncontrolling Interest for further discussion.